Note 12 - Net Foreign Exchange Gain (Loss) - Foreign Exchange Gain (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Unrealised Foreign exchange gain(loss)	$ 31,411	$ 230		$ (379)
Realised foreign exchange loss	(1,750)	(7)		(1)
Net foreign exchange gain/(loss)	$ 29,661	$ 223	[1]	$ (380)	[1]

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.